Financial Assets: - Impairment provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets
Estimate for impairment beginning balance	$ 359,273
Estimate for impairment beginning balance	(325,839)	$ (359,273)
Accumulated impairment
Financial Assets
Application estimate	(128,000)
Accumulated impairment | Trade receivables
Financial Assets
Estimate for impairment beginning balance	(359,273)	(336,223)
Estimate for impairment beginning balance	325,839	359,273
Mexico
Financial Assets
Estimate for impairment beginning balance	242,290
Estimate for impairment beginning balance	(242,356)	(242,290)
Mexico | Accumulated impairment | Trade receivables
Financial Assets
Increase estimate	66	2,542
Colombia (Airplan)
Financial Assets
Estimate for impairment beginning balance	74,623
Estimate for impairment beginning balance	(50,027)	(74,623)
Colombia (Airplan) | Accumulated impairment | Trade receivables
Financial Assets
Increase estimate	4,670	6,967
Effect of foreign currency translation	704	792
Cancelation of estimate	(29,970)
Puerto Rico (Aerostar)
Financial Assets
Estimate for impairment beginning balance	42,360
Estimate for impairment beginning balance	(33,456)	(42,360)
Puerto Rico (Aerostar) | Accumulated impairment | Trade receivables
Financial Assets
Increase estimate	(2,387)	24,228
Application estimate		(16,936)
Effect of foreign currency translation	(5,176)	$ 5,457
Cancelation of estimate	$ (1,341)